                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Berger Investment Portfolio Trust (the "Registrant"). Registrant's 1933 Act No. is 33-69460 and Registrant's 1940 Act No. is 811-08046.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 51 ("PEA No. 51") on January 28, 2002, pursuant to Rule 485(a) of the 1933 Act, which became effective January 29, 2002 pursuant to Order of the Commission, for the following funds:

                           Berger Mid Cap Growth Fund
                           Berger Small Company Growth Fund
                           Berger New Generation Fund
                           Berger Select Fund
                           Berger Information Technology Fund
                           Berger Large Cap Value Fund
                           Berger Mid Cap Value Fund
                           Berger Balanced Fund


         3.       The text of PEA No. 51 has been filed electronically.

DATED:  February 1, 2002

                                          Berger Investment Portfolio Trust

                                          /s/  Anthony R. Bosch

                                          By:  Anthony R. Bosch
                                          Vice President